Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Future Minimum Rental Payable under Non-cancellable Operating Leases with Initial Terms of One Year or More

Future minimum rental payable under non-cancellable operating leases with initial terms of one year or more consisted of the following:

	As of December 31,
	2017	2016
	US$’000	US$’000
Within one year	1,174	823
After one year but not more than five years	859	1,067
More than five years	1,607	1,774
	3,640	3,664

Future Minimum Payments under Finance Leases with Initial Terms of One Year or More

Future minimum payments under finance leases with initial terms of one year or more consisted of the following as of December 31:

	2017		2016
	Minimum payments	Present value of payments (Note 15 )	Minimum payments	Present value of payments (Note 15 )
	US$’000	US$’000	US$’000	US$’000
Within one year	39	36	32	29
After one year but not more than five years	44	42	57	54
More than five years	—	—	—	—
Total minimum lease payments	83	78	89	83
Less: amount representing finance charges	(5)	—	(6)	—
Present value of minimum lease payment	78	78	83	83